Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 94.44%
Aerospace & Defense — 1.98%
Maxar Technologies, Inc. ................................. 73,717 $ 1,756,676
Building Products — 6.00%
A O Smith Corp. ....................................... 31,250 1,764,063
AZEK Co., Inc. (a) ...................................... 37,197 678,845
Cie de Saint-Gobain (b) .................................. 44,204 1,780,445
Geberit AG (b) ........................................ 2,402 1,109,833
5,333,186
Chemicals — 4.73%
Air Products and Chemicals, Inc. ........................... 9,142 2,307,898
Danimer Scientific, Inc. (a) ................................ 26,200 116,590
Ginkgo Bioworks Holdings, Inc. (a) ......................... 29,933 80,520
Koninklijke DSM NV (b) .................................. 13,271 1,692,268
4,197,276
Commercial Services & Supplies — 3.12%
Stericycle, Inc. (a) ...................................... 27,902 1,397,611
Tetra Tech, Inc. ........................................ 10,103 1,372,089
2,769,700
Construction & Engineering — 5.67%
Arcadis NV (b) ........................................ 63,157 2,013,408
MasTec , Inc. (a) ....................................... 37,573 3,024,627
5,038,035
Diversified Telecommunication Services — 2.35%
Iridium Communications, Inc. (a) ........................... 47,007 2,086,641
Electric Utilities — 4.71%
Enel SpA  (b) .......................................... 367,474 1,726,794
SSE PLC (b) .......................................... 128,223 2,457,094
4,183,888
Electrical Equipment — 5.52%
Array Technologies, Inc. (a) ............................... 60,153 1,257,198
Schneider Electric SE (b) ................................ 20,557 2,443,362
Vestas Wind Systems AS (b) .............................. 47,955 1,199,887
4,900,447
Electronic Equipment, Instruments & Components — 10.89%
Badger Meter, Inc. ...................................... 23,055 2,183,078
Halma PLC (b) ........................................ 61,191 1,471,943
TE Connectivity Ltd. .................................... 14,946 1,886,335
Teledyne Technologies, Inc. (a) ............................ 3,866 1,424,080
Trimble, Inc. (a) ........................................ 42,818 2,708,238
9,673,674

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 94.44% (Continued)
Food Products — 6.28%
Bakkafrost P/F (b) ...................................... 45,355 $ 2,653,988
Darling Ingredients, Inc. (a) ............................... 38,435 2,923,366
5,577,354
Hotels, Restaurants & Leisure — 1.61%
Sweetgreen , Inc. (a) .................................... 84,725 1,432,700
Independent Power and Renewable Electricity Producers — 3.79%
Brookfield Renewable Corp. .............................. 17,186 659,771
Brookfield Renewable Partners LP ......................... 51,953 1,933,171
Sunnova Energy International, Inc. (a) ....................... 30,673 773,573
3,366,515
Industrial Conglomerates — 1.64%
Hitachi Ltd. (b) ........................................ 29,100 1,453,897
Life Sciences Tools & Services — 9.27%
Danaher Corp. ........................................ 15,622 4,216,534
Thermo Fisher Scientific, Inc. ............................. 7,360 4,013,555
8,230,089
Machinery — 15.33%
Kubota Corp. (b) ....................................... 122,400 1,900,901
METAWATER Co. Ltd. (b) ................................ 119,000 1,750,503
Mueller Industries, Inc. .................................. 53,838 3,400,946
Mueller Water Products, Inc. .............................. 108,836 1,227,670
Pentair PLC .......................................... 38,057 1,693,537
Timken Co. ........................................... 30,728 1,935,557
Xylem, Inc./NY ........................................ 18,768 1,709,765
13,618,879
Professional Services — 8.98%
Bureau Veritas SA (b) ................................... 145,854 3,620,098
Stantec , Inc. (b) ........................................ 35,889 1,703,248
Verisk Analytics, Inc. .................................... 14,160 2,650,186
7,973,532
Software — 1.28%
Roper Technologies, Inc. ................................. 2,824 1,136,886
Water Utilities — 1.29%
American Water Works Co., Inc. ........................... 7,738 1,148,706
Total Common Stocks (Cost $100,636,641) ............... 83,878,081

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services
LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Real Estate Investment Trusts — 1.53%
Mortgage Real Estate Investment Trusts (REITs) — 1.53%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ 34,493 $ 1,363,163
Total Real Estate Investment Trusts (Cost $1,971,959) ...... 1,363,163
Money Market Funds — 3.87%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio -
Institutional Class, 2.063% (c) ............................. 3,437,325 3,437,325
Total Money Market Funds (Cost $3,437,325) ............. 3,437,325
Total Investments (Cost $106,045,925) — 99.84% 88,678,569
Other Assets in Excess of Liabilities — 0.16% ..............
137,817
Total Net Assets — 100.00% ............................. $ 88,816,386
Percentages are stated as a percent of net assets.
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Foreign issued security.
(c)
The rate shown represents the seven-day yield as of August 31, 2022.

Notes to Schedule of Investments
August 31, 2022 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained by the Trust’s Valuation Committee.

Notes to Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 56,603,658 $ 27,274,423 $ – $ 83,878,081
Real Estate Investment Trusts 1,363,163 – – 1,363,163
Total Equity Securities 57,966,821 27,274,423 – 85,241,244
Money Market Funds 3,437,325 – – 3,437,325
Total Investments in Securities $ 61,404,146 $ 27,274,423 $ – $ 88,678,569
(1) See the Schedule of Investments for industry classifications.